Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Before Acquisition [Member]	After Acquisition [Member]	S&F [Member]	Apollo [Member]	Liquidating Trust [Member]	Common Stock [Member]	Common Stock [Member] Apollo [Member]	Common Stock [Member] Liquidating Trust [Member]	Additional Paid In Capital [Member]	Additional Paid In Capital [Member] S&F [Member]	Additional Paid In Capital [Member] Apollo [Member]	Additional Paid In Capital [Member] Liquidating Trust [Member]	(Accumulated Deficit) / Retained Earnings [Member]	(Accumulated Deficit) / Retained Earnings [Member] After Acquisition [Member]	S&F Equity [Member]	S&F Equity [Member] Before Acquisition [Member]	S&F Equity [Member] S&F [Member]
Beginning Balance at Jan. 03, 2010	$ 157,932															$ 157,932
Beginning Balance, Shares at Jan. 03, 2010
Net transactions with S&F	(6,133)															(6,133)
Net income	4,861															4,861
Ending Balance at Jan. 02, 2011	156,660															156,660
Ending Balance, Shares at Jan. 02, 2011
Net transactions with S&F	(12,732)															(12,732)
Net income	(27,445)	906	(28,351)												(28,351)		906
Contribution of net assets from S&F				14,105														14,105
Capitalization as a result of Transaction										158,939						(158,939)
Distribution to S&F as a result of the Transaction				(274,635)							(274,635)
Deferred tax asset resulting from the Transaction	47,589									47,589
Issuance of shares					206,000	146,137		64	46			205,936	146,091
Issuance of shares, Shares								64,350,000	45,650,000
Equity contribution by Apollo					8,000							8,000
Equity-based compensation	3,774									3,774
Ending Balance at Jan. 01, 2012	267,453						110			295,694				(28,351)
Ending Balance, Shares at Jan. 01, 2012 (Scenario, Previously Reported [Member])							110,000,000
Beginning Balance, Shares at Jan. 01, 2012							110,000,008
Net income	19,500													19,500
Issuance of shares to stockholders and in IPO, net of issuance costs	5,000						1			4,999
Issuance of shares to stockholders and in IPO, net of issuance costs, Shares							831,314
Issuance of shares related to Sunflower acquisition	89,605						15			89,590
Issuance of shares related to Sunflower acquisition, Shares							14,898,136
Issuance of shares, Shares							62,271
Issuance of shares under Option Plan, net of shares withheld	549									549
Issuance of shares under Option Plan, net of shares withheld, Shares	220,000						189,585
Repurchase of shares	(148)									(148)
Repurchase of shares, Shares							(24,585)
Excess income tax benefit in equity	143									143
Equity-based compensation	4,653									4,653
Ending Balance at Dec. 30, 2012	386,755						126			395,480				(8,851)
Ending Balance, Shares at Dec. 30, 2012 (Scenario, Previously Reported [Member])							125,956,721
Ending Balance, Shares at Dec. 30, 2012							125,956,729
Net income	42,046													42,046
Issuance of shares to stockholders and in IPO, net of issuance costs	344,105						20			344,085
Issuance of shares to stockholders and in IPO, net of issuance costs, Shares							20,477,215
Issuance of shares under Option Plan, net of shares withheld	75									75
Issuance of shares under Option Plan, net of shares withheld, Shares							12,375
Repurchase of shares	(113)									(113)
Repurchase of shares, Shares							(12,375)
Dividend paid to stockholders	(282,029)									(274,051)				(7,978)
Anti-dilution payments made to optionholders	(13,892)									(13,892)
Tax benefit of antidilution payments made to optionholders	4,402									4,402
Equity-based compensation	4,285									4,285
Ending Balance at Sep. 29, 2013	$ 485,634						$ 146			$ 460,271				$ 25,217
Ending Balance, Shares at Sep. 29, 2013							146,433,944